Lines of Credit and Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instruments [Abstract]
2013	$ 948
2014	396
2015	648
2016	0
2017	0
thereafter	845,000
Total long-term debt	$ 846,992	$ 447,622